Shareholder Report, Line Graph (Details) 193868_Innovator U.S. Equity Accelerated Plus ETF - April_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2025
Innovator U.S. Equity Accelerated Plus ETF® - April
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator U.S. Equity Accelerated Plus ETF - April NAV
Accumulated Value	$ 13,250	$ 10,937	$ 9,814	$ 11,111	$ 10,000	$ 15,737
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	15,165	10,988	9,976	11,683	10,000	$ 18,418
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500
Accumulated Value	$ 14,361	$ 10,556	$ 9,746	$ 11,592	$ 10,000	$ 17,217